FINANCIAL STATEMENT SCHEDULE I - Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 5,087,178	$ 4,078,013	$ 3,830,847
OPERATING EXPENSES
General and administrative	(255,780)	(226,980)	(220,224)
Property charges and others	(6,884)	(8,654)	(1,025)
Total operating costs and expenses	(539,287)	(488,243)	(435,805)
OPERATING INCOME	839,824	507,092	445,110
NON-OPERATING INCOME (EXPENSES)
Interest expenses, net of capitalized interest	(152,660)	(109,611)	(113,806)
Amortization of deferred financing cost	(18,159)	(13,272)	(14,203)
Foreign exchange (loss) gain, net	(10,756)	4,685	(1,771)
Other income, net	1,661	115	3,664
Listing expenses	0	0	(8,950)
Loss on extinguishment of debt	(50,935)	0	(25,193)
Total non-operating expenses, net	(259,370)	(111,363)	(157,902)
INCOME BEFORE INCOME TAX	580,454	395,729	287,208
INCOME TAX EXPENSE	(2,441)	2,943	1,636
NET INCOME	578,013	398,672	288,844
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	0	0	0
OPERATING EXPENSES
General and administrative	(33,345)	(26,164)	(19,474)
Property charges and others	0	0	(1,000)
Total operating costs and expenses	(33,345)	(26,164)	(20,474)
OPERATING INCOME	(33,345)	(26,164)	(20,474)
NON-OPERATING INCOME (EXPENSES)
Interest income	(403)	5,544	3,683
Interest expenses, net of capitalized interest	(4,274)	(16,634)	(12,060)
Amortization of deferred financing cost	(748)	(3,732)	(2,260)
Foreign exchange (loss) gain, net	(1,231)	118	(293)
Other income, net	20,366	17,103	14,812
Listing expenses	0	0	(8,950)
Loss on extinguishment of debt	(679)	0	0
Share of results of subsidiaries	658,016	441,112	320,809
Total non-operating expenses, net	671,047	443,511	315,741
INCOME BEFORE INCOME TAX	637,702	417,347	295,267
INCOME TAX EXPENSE	(239)	(144)	(611)
NET INCOME	$ 637,463	$ 417,203	$ 294,656